Annual Total Returns- Inverse Dow 2x Strategy Fund (Class H) [BarChart] - Class H - Inverse Dow 2x Strategy Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(27.77%)	(22.89%)	(42.73%)	(21.92%)	(8.75%)	(30.79%)	(39.17%)	1.58%	(36.08%)	(45.01%)